INVESTMENTS - Summary of Non-controlling Interests in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022 shares
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	133,064,584
Non-controlling shareholders’ shares	52,960,392
Non-controlling shareholders’ equity interest	80.43%
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	286,370,051
Non-controlling shareholders’ shares	112,905,168
Non-controlling shareholders’ equity interest	80.43%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	3,573,842
Non-controlling shareholders’ shares	1,409,865
Non-controlling shareholders’ equity interest	80.43%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	12,912,970
Non-controlling shareholders’ shares	5,093,776
Non-controlling shareholders’ equity interest	80.43%
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	1,854,158,791
Non-controlling shareholders’ shares	1,291,629,301
Non-controlling shareholders’ equity interest	69.66%
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	1,266,986
Non-controlling shareholders’ shares	633,493
Non-controlling shareholders’ equity interest	58.55%
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	160,693,378
Non-controlling shareholders’ shares	80,346,689
Non-controlling shareholders’ equity interest	58.55%
Terras da Ponta Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	16,066,329
Non-controlling shareholders’ shares	8,033,165
Non-controlling shareholders’ equity interest	58.55%
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	32,336,994
Non-controlling shareholders’ shares	16,168,497
Non-controlling shareholders’ equity interest	58.55%
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	30,603,159
Non-controlling shareholders’ shares	15,301,580
Non-controlling shareholders’ equity interest	58.55%
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	132,667,061
Non-controlling shareholders’ shares	66,333,531
Non-controlling shareholders’ equity interest	58.55%
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	128,977,921
Non-controlling shareholders’ shares	64,488,961
Non-controlling shareholders’ equity interest	58.55%
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	83,850,838
Non-controlling shareholders’ shares	41,925,419
Non-controlling shareholders’ equity interest	58.55%
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	81,440,221
Non-controlling shareholders’ shares	40,720,111
Non-controlling shareholders’ equity interest	50.00%
Commit Gás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	110,993
Non-controlling shareholders’ shares	54,387
Non-controlling shareholders’ equity interest	49.00%
Sinlog Tecnologia em Logística S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	108,567
Non-controlling shareholders’ shares	46,164
Non-controlling shareholders’ equity interest	42.52%
Cosan Lubes Investments S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	34,963,764
Non-controlling shareholders’ shares	10,489,129
Non-controlling shareholders’ equity interest	30.00%
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	7,663,761,734
Non-controlling shareholders’ shares	2,062,583,640
Non-controlling shareholders’ equity interest	26.91%
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	3,473,458,687
Non-controlling shareholders’ shares	805,963,829
Non-controlling shareholders’ equity interest	23.20%
Compass Gás e Energia [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	714,190,095
Non-controlling shareholders’ shares	85,702,404
Non-controlling shareholders’ equity interest	12.00%
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	132,520,587
Non-controlling shareholders’ shares	1,139,210
Non-controlling shareholders’ equity interest	0.86%
Cosan Limited Partners Brasil Consultoria Ltda [Member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee	160,000
Non-controlling shareholders’ shares	4,000
Non-controlling shareholders’ equity interest	2.50%